INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2012
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%	21.00%
Net operating loss carryforward	$ 7,200,185
Penalties	90,000		$ 20,000
Accrued tax penalties	$ 83,684	$ 70,000